JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 95.9%(a)
Alabama — 1.7%
Industrial Development Revenue/Pollution Control Revenue — 0.2%
Selma Industrial Development Board, International Paper Company Project Series 2019A, Rev., VRDO, 2.00%, 10/1/2024(b)	3,625	3,659

Other Revenue — 0.1%
Montgomery County Public Building Authority, Warrants, Facilities Project Rev., 5.00%, 3/1/2023	500	559

Utility — 1.4%
Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.62%), 1.72%, 12/10/2019(c)	7,500	7,500
Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021(b)	8,320	8,633
Southeast Alabama Gas Supply District (The), Project No. 1
Series A, Rev., 5.00%, 4/1/2021	2,865	2,992
Series A, Rev., 5.00%, 4/1/2022	3,220	3,464

		22,589

Total Alabama		26,807

Alaska — 0.1%
General Obligation — 0.1%
State of Alaska Series A, GO, 5.00%, 8/1/2029	1,300	1,538

Utility — 0.0%(d)
City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023	500	570

Total Alaska		2,108

Arizona — 1.9%
General Obligation — 0.5%
City of Scottsdale GO, 5.00%, 7/1/2022	2,550	2,802
Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	5,004

		7,806

Hospital — 0.2%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	4,142

Industrial Development Revenue/Pollution Control Revenue — 1.2%
Maricopa County Industrial Development Authority, Banner Health
Series B, Rev., 5.00%, 10/18/2022(b)	7,370	8,135
Series C, Rev., 5.00%, 10/18/2024(b)	9,000	10,481

		18,616

Other Revenue — 0.0%(d)
Town of Marana, Excise Tax
Series B, Rev., 4.00%, 7/1/2020	75	76
Series 2017B, Rev., 5.00%, 7/1/2021	100	106

		182

Total Arizona		30,746

Arkansas — 0.8%
Education — 0.3%
University of Arkansas, UAMS Campus
Rev., 5.00%, 3/1/2020	535	540
Rev., 5.00%, 3/1/2025	500	596
Rev., 5.00%, 3/1/2026	1,000	1,183
University of Central Arkansas, Student Housing System
Series 2017A, Rev., 5.00%, 11/1/2021	1,600	1,713
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	125
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	273
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	204

		4,634

Other Revenue — 0.5%
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	398
City of Little Rock, Hotel and Restaurant Rev., 5.00%, 7/1/2020	580	593
City of Rogers Series B, Rev., 5.00%, 11/1/2027	3,855	4,744
County of Sharp
Rev., 5.00%, 3/1/2024	595	674
Rev., 5.00%, 3/1/2025	600	696

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 5.00%, 3/1/2026	685	809

		7,914

Total Arkansas		12,548

California — 18.1%
Certificate of Participation/Lease — 0.1%
City of Chula Vista, Police Facility Project
COP, 5.00%, 10/1/2021	360	386
COP, 5.00%, 10/1/2022	465	518
COP, 5.00%, 10/1/2023	1,000	1,151
Goleta Water District Series A, COP, AGM, 5.00%, 12/1/2020	140	146

		2,201

Education — 1.0%
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2024	1,675	1,875
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2025	275	326
Rev., 5.00%, 10/1/2026	150	181
Rev., 5.00%, 10/1/2027	150	185
Regents of the University of California Series AK, Rev., 5.00%, 5/15/2023(b)	11,505	13,066

		15,633

General Obligation — 7.4%
Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	1,050	1,162
City and County of San Francisco Series 2014A, GO, 5.00%, 6/15/2025	5,310	5,842
County of Sacramento, San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2020	775	796
County of Santa Clara, Moreland School District GO, 5.00%, 8/1/2021	1,000	1,067
Grossmont Healthcare District
Series D, GO, 5.00%, 7/15/2026	1,225	1,484
Series D, GO, 5.00%, 7/15/2027	1,285	1,553
Grossmont Healthcare District, Election of 2006 Series 2015C, GO, 5.00%, 7/15/2026	1,000	1,212
Los Angeles Community College District Series C, GO, 5.00%, 6/1/2026	5,000	6,204
Novato Unified School District
Series A, GO, 4.00%, 2/1/2022	535	570
Series A, GO, 5.00%, 2/1/2023	685	772
Series A, GO, 5.00%, 8/1/2025	1,500	1,775
Series A, GO, 5.00%, 8/1/2026	1,800	2,129
Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,375
Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	2,157
Salinas Union High School District GO, BAN, 0.00%, 8/1/2020	2,000	1,973
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 3.00%, 8/1/2022	2,735	2,884
Series 2015D, GO, 5.00%, 8/1/2027	1,500	1,824
Series 2015D, GO, 5.00%, 8/1/2028	1,685	2,044
San Francisco Unified School District, Proposition A, Election of 2011 Series B, GO, 5.00%, 6/15/2024	5,190	5,711
San Mateo County Community College District GO, 5.00%, 9/1/2026	1,095	1,293
Santa Barbara Unified School District
Series A, GO, 4.00%, 8/1/2022	30	32
Series B, GO, 5.00%, 8/1/2026	50	63
State of California, Various Purpose
Series B, GO, 5.00%, 9/1/2023	2,810	3,213
GO, 5.00%, 11/1/2023	3,560	4,093
GO, 5.00%, 3/1/2026	13,210	15,754
GO, 5.00%, 9/1/2026	4,900	6,074
GO, 4.00%, 8/1/2028	4,000	4,630
GO, 5.00%, 9/1/2028	2,500	2,670
GO, 4.00%, 8/1/2029	4,180	4,813
GO, 5.00%, 8/1/2029	7,830	9,580
GO, 4.00%, 8/1/2030	10,000	11,465
Whittier Union School District GO, 5.00%, 8/1/2023	10,495	12,018

		118,232

Hospital — 1.9%
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024(b)	10,000	10,574

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	2,271
California Health Facilities Financing Authority, Providence Health and Services
Series 2014A, Rev., 5.00%, 10/1/2021	750	805
Series 2014A, Rev., 5.00%, 10/1/2022	1,500	1,669
California Health Facilities Financing Authority, St. Joseph Health System Series 2013D, Rev., 5.00%, 10/15/2020(b)	12,870	13,286
California Municipal Finance Authority, NorthBay Healthcare Group
Series 2017A, Rev., 5.00%, 11/1/2023	500	562
Series 2017A, Rev., 5.00%, 11/1/2024	800	920
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	315

		30,402

Other Revenue — 2.2%
Alameda County Transport Authority, Sales Tax
Rev., 5.00%, 3/1/2020	1,240	1,252
Rev., 4.00%, 3/1/2022	5,000	5,342
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust
Series 2013A-2, Rev., VRDO, 1.58%, 1/1/2020(b)	3,250	3,260
Series 2011A-3, Rev., VRDO, (ICE LIBOR USD 3 Month + 0.37%), 1.71%, 1/1/2020(c)	8,000	8,002
Series 2011A-4, Rev., VRDO, (ICE LIBOR USD 3 Month + 0.37%), 1.71%, 1/1/2020(c)	7,000	7,002
California Municipal Finance Authority, Biola University Rev., 5.00%, 10/1/2021	370	395
Contra Costa County Transportation Authority, Sales Tax
Series A, Rev., 5.00%, 3/1/2023	2,420	2,732
Series A, Rev., 5.00%, 3/1/2024	2,000	2,332
Golden State Tobacco Securitization Corp., Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2021	1,000	1,057
San Diego County Regional Transportation Commission, Sales Tax
Series A, Rev., 5.00%, 4/1/2021	250	264
Series A, Rev., 5.00%, 4/1/2022	100	109
San Francisco State Building Authority and Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,900
Sonoma County Transportation Authority, Sales Tax Rev., 5.00%, 12/1/2024	1,000	1,195

		34,842

Prerefunded — 0.3%
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2016A, Rev., 5.00%, 10/1/2032(e)	1,275	1,368
California State Public Works Board, California State University, Davidson Library at Santa Barbara Series 2013C, Rev., 5.00%, 3/1/2038(e)	2,820	3,185

		4,553

Transportation — 2.5%
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series S-7, Rev., 4.00%, 4/1/2029	20,000	23,652
City of Los Angeles, Department of Airports
Series A, Rev., AMT, 5.00%, 5/15/2021	1,590	1,676
Series C, Rev., 5.00%, 5/15/2022	750	822
Series D, Rev., AMT, 5.00%, 5/15/2022	3,380	3,682
Series B, Rev., 4.00%, 5/15/2024	365	412
Series C, Rev., 5.00%, 5/15/2024	700	820
Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	3,186
Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,294
Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,992

		39,536

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility — 1.4%
Los Angeles Department of Water and Power, Water System Series A, Rev., 5.00%, 7/1/2025	100	122
Sacramento Municipal Utility District, Electric
Series E, Rev., 5.00%, 8/15/2022	2,740	3,036
Series E, Rev., 5.00%, 8/15/2027	105	134
San Francisco City and County Public Utilities Commission Water, Green Bonds Series 2018C, Rev., VRDO, 2.13%, 10/1/2023(b)	10,000	10,283
Southern California Public Power Authority, Canyon Power Project Series 2016A, Rev., 5.00%, 7/1/2026	1,000	1,061
Southern California Public Power Authority, Magnolia Power Project Series 1, Rev., 2.00%, 7/1/2020(b)	7,000	7,017
Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	448

		22,101

Water & Sewer — 1.3%
Burlingame Financing Authority Water and Wastewater Rev., 4.00%, 4/1/2020	250	252
California State Department of Water Resources, Central Valley Project, Water System Series AU, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.22%), 1.32%, 12/10/2019(c)	10,000	10,007
City of Los Angeles, Wastewater System Series 2015-A, Rev., 5.00%, 6/1/2022	2,750	3,022
East Bay Municipal Utility District, Wastewater System Series A, Rev., 5.00%, 6/1/2020	3,000	3,061
Eastern Municipal Water District, Water and Wastewater
Series C, Rev., 5.00%, 7/1/2021	2,530	2,692
Series C, Rev., 5.00%, 7/1/2022	1,700	1,874

		20,908

Total California		288,408

Colorado — 2.1%
Certificate of Participation/Lease — 0.3%
City of Aurora
COP, 3.00%, 12/1/2020	125	127
COP, 4.00%, 12/1/2022	375	406
City of Longmont
Series A, COP, 5.00%, 12/1/2021	100	108
Series A, COP, 5.00%, 12/1/2022	100	111
Series A, COP, 5.00%, 12/1/2024	100	114
Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement
COP, 3.00%, 6/15/2020	250	252
COP, 3.00%, 6/15/2021	1,000	1,028
County of Boulder, Flood Reconstruction Projects
COP, 5.00%, 12/1/2022	720	747
COP, 5.00%, 12/1/2023	500	519
COP, 5.00%, 12/1/2025	500	518
County of Eagle COP, 5.00%, 12/1/2022	200	222

		4,152

Education — 0.3%
University of Colorado, Enterprise System Series A-2, Rev., 5.00%, 6/1/2022	1,080	1,181
University of Colorado, University Enterprise Series A, Rev., 5.00%, 6/1/2022	3,150	3,445

		4,626

General Obligation — 0.1%
Counties of Gunnison, Watershed School District No. 1
Series 2014A, GO, 4.00%, 12/1/2022	300	325
Series 2014A, GO, 5.00%, 12/1/2026	500	589

		914

Hospital — 0.8%
Colorado Health Facilities Authority, Commonspirit Health Series B-2, Rev., 5.00%, 8/1/2026(b)	10,000	11,830
Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project Rev., 5.00%, 9/1/2022	150	164
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., VRDO, 2.80%, 5/15/2023(b)	1,120	1,159

		13,153

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue — 0.0%(d)
Denver Convention Center Hotel Authority
Rev., 4.00%, 12/1/2019	375	375
Rev., 4.00%, 12/1/2020	500	512

		887

Prerefunded — 0.2%
Regional Transportation District
Series A, COP, 5.00%, 6/1/2023(e)	2,000	2,039
Series A, COP, 5.00%, 6/1/2025(e)	1,700	1,733

		3,772

Transportation — 0.4%
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2027	5,000	5,921

Total Colorado		33,425

Connecticut — 1.8%
Education — 0.9%
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series G, Rev., VRDO, (ICE LIBOR USD 1 Month + 0.95%), 2.16%, 1/1/2020(c)	15,000	15,004

Housing — 0.1%
Connecticut Housing Finance Authority Series E, Subseries E-3, Rev., VRDO, 1.63%, 11/15/2022(b)	750	751

Special Tax — 0.8%
State of Connecticut, Special Tax Transportation Infrastructure Purposes Series C, Rev., 5.00%, 10/1/2026	10,000	12,187

Total Connecticut		27,942

District of Columbia — 0.2%
Hospital — 0.0%(d)
District of Columbia Children’s Hospital Rev., 5.00%, 7/15/2021	500	530

Transportation — 0.2%
Metropolitan Washington Airports Authority, Airport System Series 2013C, Rev., 5.00%, 10/1/2021	1,475	1,577
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2029	1,120	1,392

		2,969

Total District of Columbia		3,499

Florida — 2.3%
Certificate of Participation/Lease — 0.1%
School Board of Duval County Series B, COP, 5.00%, 7/1/2021	750	794
Seminole County School Board Series A, COP, 5.00%, 7/1/2020	210	214

		1,008

Education — 0.8%
Board of Governors of the University of Florida, Student Activity Rev., 5.00%, 7/1/2020	1,660	1,697
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology
Rev., 5.00%, 10/1/2022	115	125
Rev., 5.00%, 10/1/2023	125	140
State of Florida, State Board of Education, Lottery Series B, Rev., 5.00%, 7/1/2027	8,540	10,481

		12,443

Transportation — 0.1%
Miami-Dade County Expressway Authority, Toll System
Series A, Rev., 5.00%, 7/1/2020	1,550	1,583
Series 2014A, Rev., 5.00%, 7/1/2022	625	680

		2,263

Utility — 1.3%
City of Gainesville, Utilities System Series B, Rev., VRDO, LIQ: Barclays Bank plc, 1.09%, 12/10/2019(b)	20,000	20,000

Water & Sewer — 0.0%(d)
JEA Water and Sewer System Series A, Rev., 5.00%, 10/1/2025	250	299

Total Florida		36,013

Georgia — 2.0%
Education — 0.3%
Development Authority for Fulton County, Athletic Association, Inc.
Rev., 5.00%, 10/1/2022(e)	4,855	5,370
Rev., 5.00%, 10/1/2022	145	160

		5,530

General Obligation — 1.4%
City of Atlanta Series 2014A, GO, 4.00%, 12/1/2019	1,000	1,000
Cook County School District, Sales Tax GO, 5.00%, 10/1/2021	1,495	1,595

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of Georgia
Series I, GO, 5.00%, 7/1/2021	8,165	8,663
Series 2016E, GO, 5.00%, 12/1/2025	6,750	8,230
Series F, GO, 5.00%, 7/1/2028	2,000	2,488

		21,976

Other Revenue — 0.3%
Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien
Series 2015A-1, Rev., 5.00%, 7/1/2027	1,000	1,191
Series 2015A-1, Rev., 5.00%, 7/1/2028	1,000	1,188
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Series 2017, Rev., 5.00%, 7/1/2023	325	366
Series 2017, Rev., 5.00%, 7/1/2025	250	298
Series 2017, Rev., 5.00%, 7/1/2026	275	336
Series 2017, Rev., 5.00%, 7/1/2028	375	464
Series 2017, Rev., 4.00%, 7/1/2032	1,000	1,120

		4,963

Total Georgia		32,469

Hawaii — 1.3%
General Obligation — 1.3%
City and County of Honolulu, Rail Transit Project Series 2017H, GO, VRDO, (SIFMA Municipal Swap Index Yield + 0.30%), 1.40%, 12/10/2019(c)	2,200	2,200
State of Hawaii
Series DY, GO, 5.00%, 2/1/2020	10,160	10,224
Series EF, GO, 5.00%, 11/1/2021	7,640	8,202

		20,626

Total Hawaii		20,626

Illinois — 7.7%
Education — 0.9%
Illinois Educational Facilities Authority, University of Chicago Series 2001B-2, Rev., VRDO, 1.55%, 2/13/2020(b)	5,000	5,003
Illinois Finance Authority, DePaul University
Rev., 5.00%, 10/1/2023	200	227
Rev., 5.00%, 10/1/2025	300	357
Rev., 5.00%, 10/1/2028	250	301
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Series 2019, Rev., 4.00%, 1/15/2030	1,960	2,290
Series 2019, Rev., 4.00%, 1/15/2032	2,120	2,434
University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,785

		13,397

General Obligation — 3.6%
Champaign County Community Unit School District No 4 Champaign
GO, 4.00%, 6/1/2028	1,255	1,483
GO, 4.00%, 6/1/2029	1,000	1,187
GO, 4.00%, 6/1/2030	1,285	1,502
GO, 4.00%, 6/1/2031	1,250	1,443
GO, 4.00%, 6/1/2032	1,000	1,137
City of Chicago Series 2015C, GO, 5.00%, 1/1/2022	5,000	5,273
City of Waukegan
Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,268
Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,353
Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,420
Cook County Community Consolidated School District No. 65 Evanston GO, 4.00%, 12/1/2030	1,225	1,412
Cook County High School District No. 207 Maine Township
Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,385
Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,436
Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,273
Cook County School District No. 99 Cicero
Series 2019B, GO, 5.00%, 12/1/2024	505	582
Series 2019B, GO, 5.00%, 12/1/2025	515	605
Cook County, Proviso Township High School District No. 209
GO, 5.00%, 12/1/2022	2,975	3,270
GO, 5.00%, 12/1/2023	2,350	2,647
County of Cook, Township High School District No. 205 Series 2016A, GO, 5.00%, 12/1/2023	5	6

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of DuPage, Courthouse Project GO, 5.00%, 1/1/2024	335	384
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	638
Glenview Park District
GO, 5.00%, 12/1/2026	300	365
GO, 5.00%, 12/1/2029	350	420
Grundy and Kendall Counties Consolidated Grade School District No. 60-C
GO, 4.00%, 2/1/2030(f)	1,145	1,303
GO, 4.00%, 2/1/2031(f)	1,190	1,345
GO, 4.00%, 2/1/2032(f)	620	697
Kane and DeKalb Counties Community Unit School District No. 301 GO, 5.00%, 1/1/2027	355	431
Lincoln Land Community College District No. 526
GO, 5.00%, 12/15/2021	305	328
GO, 4.00%, 12/15/2022	440	462
McHenry County, Woodstock Community Unit School District No. 200 GO, 5.00%, 1/15/2021	300	312
State of Illinois
Series D, GO, 5.00%, 11/1/2020	10,000	10,264
Series D, GO, 5.00%, 11/1/2023	5,000	5,493
Will County Forest Preservation District GO, 5.00%, 12/15/2027	805	1,001
Will County Township High School District No. 204 Joliet
GO, 4.00%, 1/1/2028	500	578
GO, 4.00%, 1/1/2029	250	286
GO, 4.00%, 1/1/2030	1,420	1,617

		57,606

Hospital — 0.8%
Illinois Finance Authority, Advocate Health Care Series A-1, Rev., 5.00%, 1/15/2020(b)	6,000	6,026
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., VRDO, 1.75%, 4/1/2021(b)	3,750	3,772
Illinois Finance Authority, Silver Cross Hospital and Medical Centers
Series C, Rev., 5.00%, 8/15/2021	150	158
Series 2015C, Rev., 5.00%, 8/15/2022	500	541
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc. Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,451

		12,948

Other Revenue — 1.9%
Peoria Public Building Commission
Series A, Rev., AGM, 4.00%, 12/1/2025	700	789
Series A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,135
Series A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,459
Series A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,471
Series A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,908
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2024	3,000	3,350
Series C, Rev., 5.00%, 1/1/2025	4,250	4,849
State of Illinois, Sales Tax, Junior Obligation
Series 2018A, Rev., 5.00%, 6/15/2021	4,600	4,807
Series A, Rev., 5.00%, 6/15/2022	4,600	4,933
Series A, Rev., 5.00%, 6/15/2023	4,600	5,052

		30,753

Transportation — 0.0%(d)
Chicago Midway International Airport, Second Lien Series 2014B, Rev., 5.00%, 1/1/2020	500	502

Water & Sewer — 0.5%
City of Waukegan, First Lien, Water and Sewer System
Series C, Rev., AGM, 5.00%, 12/30/2023	535	607
Series C, Rev., AGM, 5.00%, 12/30/2026	680	818
Series C, Rev., AGM, 5.00%, 12/30/2027	710	850
Illinois Finance Authority, State Clean Water Revolving Funds Series 1998B, Rev., 5.00%, 1/1/2029	4,000	4,799

		7,074

Total Illinois		122,280

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Indiana — 1.1%
Education — 0.2%
New Albany Floyd County School Building Corp.
Rev., 5.00%, 7/15/2021	700	742
Rev., 5.00%, 7/15/2022	835	915
Purdue University, Student Fee
Series DD, Rev., 5.00%, 7/1/2025	870	1,047
Series DD, Rev., 5.00%, 7/1/2027	10	13

		2,717

Hospital — 0.5%
Indiana Finance Authority, Health Obligation
Series C, Rev., 5.00%, 12/1/2021	2,355	2,531
Series B, Rev., 2.25%, 7/1/2025(b)	5,000	5,188

		7,719

Other Revenue — 0.1%
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,135

Utility — 0.3%
City of Rockport, Indiana Michigan Power Company Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	5,339

Total Indiana		16,910

Iowa — 0.8%
Hospital — 0.8%
Iowa Finance Authority, Health Systems Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.58%), 1.68%, 12/10/2019(c)(g)	13,300	13,300

Kansas — 1.2%
General Obligation — 0.3%
Butler County, Unified School District No. 375 GO, 4.00%, 9/1/2024	200	214
Seward County Unified School District No. 480 Series 2017-B, GO, 5.00%, 9/1/2025	1,750	2,100
Wyandotte County Unified School District No. 202
Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	475
Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	267
Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	402
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	492
Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	460

		4,410

Hospital — 0.0%(d)
University of Kansas Hospital Authority, Health System Series 2017A, Rev., 5.00%, 3/1/2024	275	317

Other Revenue — 0.3%
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Rev., 5.00%, 9/1/2025	300	358
Rev., 5.00%, 9/1/2026	465	567
Overland Park Development Corp., Overland Park Convention Center
Rev., 4.00%, 3/1/2022	1,455	1,537
Rev., 5.00%, 3/1/2023	1,520	1,688

		4,150

Utility — 0.5%
Kansas Development Finance Authority, State of Kansas Project Series F, Rev., 4.00%, 11/1/2029	6,820	7,871

Water & Sewer — 0.1%
City of Wichita, Water and Sewer Utility Series 2014A, Rev., 5.00%, 10/1/2022	2,200	2,434

Total Kansas		19,182

Kentucky — 0.4%
Education — 0.1%
Northern Kentucky University Series A, Rev., 5.00%, 9/1/2024	1,310	1,498

Prerefunded — 0.0%(d)
Carter County Kentucky School District Finance Corp. Rev., 4.50%, 2/1/2026(e)	250	260

Utility — 0.3%
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL-RE, 5.00%, 9/1/2023	240	269
Kentucky Public Energy Authority, Gas Supply Series A, Rev., 4.00%, 4/1/2024(b)	2,500	2,723
Louisville/Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Company Project Series B, Rev., VRDO, AMT, 2.55%, 5/3/2021(b)	2,250	2,286

		5,278

Total Kentucky		7,036

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Louisiana — 1.4%
Hospital — 0.6%
Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.65%), 1.75%, 12/10/2019(c)	10,000	10,034

Other Revenue — 0.5%
Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	6,755
Louisiana Public Facilities Authority, Tulane University Project
Rev., 5.00%, 12/15/2022	230	255
Rev., 5.00%, 12/15/2025	250	300

		7,310

Water & Sewer — 0.3%
City of Shreveport, Water and Sewer, Junior Lien
Series C, Rev., 3.00%, 12/1/2021	175	180
Series C, Rev., 5.00%, 12/1/2022	270	299
Series 2018C, Rev., 5.00%, 12/1/2023	365	416
Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	456
Series 2018C, Rev., 5.00%, 12/1/2025	915	1,094
Series 2018C, Rev., 5.00%, 12/1/2026	500	609
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	439
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	743
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	630
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	376

		5,242

Total Louisiana		22,586

Maryland — 0.8%
General Obligation — 0.8%
State of Maryland, State and Local Facilities Loan of 2013 Series A, GO, 5.00%, 8/1/2020	12,795	13,124

Massachusetts — 2.9%
Education — 0.2%
Massachusetts Development Finance Agency, Suffolk University
Rev., 5.00%, 7/1/2025	525	617
Rev., 5.00%, 7/1/2026	435	520
Rev., 5.00%, 7/1/2027	420	510
Rev., 5.00%, 7/1/2028	525	645

		2,292

General Obligation — 1.3%
City of Boston Series 2014A, GO, 5.00%, 3/1/2023	7,360	8,280
Commonwealth of Massachusetts
Series A, GO, VRDO, (ICE LIBOR USD 3 Month + 0.55%), 1.83%, 2/1/2020(c)	3,000	3,015
Series D, GO, 4.00%, 9/1/2030	8,290	9,313

		20,608

Hospital — 0.6%
Massachusetts Development Finance Agency, Partners Healthcare System Series 2017S, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.50%), 1.60%, 12/10/2019(c)	10,000	10,018

Prerefunded — 0.0%(d)
Massachusetts Development Finance Agency, Lahey Health System Series F, Rev., 5.00%, 8/15/2026(e)	500	514

Transportation — 0.3%
Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2023	4,840	5,445

Water & Sewer — 0.5%
Massachusetts Clean Water Trust (The), Revolving Funds Rev., 5.00%, 8/1/2025	6,775	8,173

Total Massachusetts		47,050

Michigan — 1.8%
Education — 0.7%
University of Michigan Series 2019C, Rev., 4.00%, 4/1/2024(b)	10,000	11,056

General Obligation — 0.4%
City of Royal Oak, Capital Improvement
GO, 5.00%, 4/1/2027	625	774
GO, 5.00%, 4/1/2028	245	308
Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	894
Kalamazoo Public Schools GO, 5.00%, 5/1/2022	1,000	1,088
Northville Public Schools, School Building and Site
GO, 5.00%, 5/1/2027	375	466
GO, 5.00%, 5/1/2028	600	759
GO, 5.00%, 5/1/2029	250	321

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Troy School District, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2020	500	508
GO, Q-SBLF, 5.00%, 5/1/2021	550	580
GO, Q-SBLF, 5.00%, 5/1/2022	500	545

		6,243

Hospital — 0.2%
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,667

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., VRDO, 1.45%, 9/1/2021(b)	2,600	2,594

Other Revenue — 0.0%(d)
Michigan Finance Authority, Local Government Loan Program Series B, Rev., 4.00%, 11/1/2020	455	466

Transportation — 0.2%
Gerald R Ford International Airport Authority, Limited Tax
Rev., 5.00%, 1/1/2023	1,560	1,739
Rev., 5.00%, 1/1/2024	1,400	1,607

		3,346

Water & Sewer — 0.2%
City of Grand Rapids, Sanitary Sewer System Improvement Rev., 5.00%, 1/1/2022	350	378
Michigan Finance Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2021	2,250	2,408

		2,786

Total Michigan		29,158

Minnesota — 0.6%
Certificate of Participation/Lease — 0.2%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2024	210	239
Series 2019C, COP, 5.00%, 2/1/2024	295	336
Series 2019B, COP, 5.00%, 2/1/2025	185	216
Series 2019C, COP, 5.00%, 2/1/2025	310	362
Series 2019B, COP, 5.00%, 2/1/2026	195	233
Series 2019C, COP, 5.00%, 2/1/2026	320	382
Series 2019B, COP, 5.00%, 2/1/2027	185	225
Series 2019B, COP, 5.00%, 2/1/2028	175	216
Series 2019C, COP, 5.00%, 2/1/2028	350	433

		2,642

Education — 0.1%
Minnesota Higher Education Facilities Authority Series L, Rev., 4.00%, 4/1/2020	350	353
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 4.00%, 12/1/2024	100	111
Rev., 4.00%, 12/1/2025	185	206
Rev., 4.00%, 12/1/2026	185	208
Rev., 4.00%, 12/1/2027	195	221
Rev., 4.00%, 12/1/2028	240	274
Rev., 4.00%, 12/1/2029	145	167
Rev., 4.00%, 12/1/2030	140	160
Rev., 4.00%, 12/1/2031	160	182
Rev., 4.00%, 12/1/2032	190	214

		2,096

Transportation — 0.1%
Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport
Series 2014A, Rev., 5.00%, 1/1/2020	220	221
Series A, Rev., 5.00%, 1/1/2022	1,000	1,078

		1,299

Utility — 0.2%
Western Minnesota Municipal Power Agency, Power Supply
Series A, Rev., 5.00%, 1/1/2023	1,500	1,672
Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,151

		2,823

Total Minnesota		8,860

Mississippi — 0.9%
Education — 0.2%
Medical Center Educational Building Corp. Rev., 5.00%, 6/1/2031	3,105	3,929

General Obligation — 0.1%
County of Harrison
Series A, GO, 5.00%, 10/1/2027	800	998
Series A, GO, 5.00%, 10/1/2028	345	437

		1,435

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Industrial Development Revenue/Pollution Control Revenue — 0.3%
Mississippi Business Finance Corp., Pollution Control Series 2002, Rev., 3.20%, 9/1/2028	4,000	4,091

Other Revenue — 0.2%
Mississippi Development Bank, Rankin County Bond Project Rev., 5.00%, 3/1/2023	750	838
State of Mississippi Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,777

		2,615

Utility — 0.1%
Mississippi Development Bank, Rankin County, Mississippi General Obligation Bond Project
Rev., 5.00%, 8/1/2026	350	427
Rev., 5.00%, 8/1/2027	350	436
Rev., 5.00%, 8/1/2028	525	663
Rev., 5.00%, 8/1/2029	425	544

		2,070

Total Mississippi		14,140

Missouri — 0.6%
Certificate of Participation/Lease — 0.1%
City of Chesterfield COP, 5.00%, 12/1/2021	1,000	1,076

Education — 0.1%
Health and Educational Facilities Authority of the State of Missouri
Rev., 4.00%, 10/1/2020	300	307
Rev., 4.00%, 10/1/2021	300	314
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Rev., 5.00%, 1/1/2021	225	234

		855

General Obligation — 0.0%(d)
County of Clay, North Kansas City School District 74, Refunding and Improvement, Missouri Direct Deposit Program GO, 5.00%, 3/1/2022	350	380

Industrial Development Revenue/Pollution Control Revenue — 0.0%(d)
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series B, Rev., 5.00%, 7/1/2023	550	573

Other Revenue — 0.2%
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	3,000	3,322

Transportation — 0.2%
St. Louis Lambert International Airport
Rev., 5.00%, 7/1/2021	1,575	1,668
Rev., 5.00%, 7/1/2022	1,000	1,095
Rev., 5.00%, 7/1/2023	1,080	1,218

		3,981

Total Missouri		10,187

Montana — 0.2%
General Obligation — 0.2%
State of Montana, Long-Range Building Program
GO, 5.00%, 8/1/2021	690	734
GO, 5.00%, 8/1/2022	1,000	1,102
Yellowstone County, School District No. 2 Billings, School Building GO, 5.00%, 6/15/2020	650	663

		2,499

Total Montana		2,499

Nebraska — 0.1%
Certificate of Participation/Lease — 0.1%
Southeast Community College
COP, 5.00%, 12/15/2021	200	215
COP, 5.00%, 12/15/2026	275	343
COP, 5.00%, 12/15/2027	495	627
COP, 5.00%, 12/15/2028	540	692

		1,877

Total Nebraska		1,877

New Hampshire — 0.2%
General Obligation — 0.2%
State of New Hampshire Series A, GO, 5.00%, 3/1/2026	2,880	3,425

New Jersey — 4.0%
Education — 0.2%
New Jersey Economic Development Authority, School Facilities Construction
Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,736
Series DDD, Rev., 5.00%, 6/15/2026	1,840	2,159

		3,895

General Obligation — 1.0%
County of Passaic GO, 5.00%, 2/1/2021	90	94
State of New Jersey Series Q, GO, 5.00%, 8/15/2020	10,075	10,342
State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	4,192
Township of South Brunswick GO, 5.00%, 9/1/2022	425	467

		15,095

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Housing — 0.2%
New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit, Georgia King Village Project Series 2018-E, Rev., VRDO, 2.45%, 10/1/2020(b)	3,000	3,026

Other Revenue — 0.6%
Bergen County Improvement Authority (The)
Rev., 4.00%, 10/15/2030	475	571
Rev., 4.00%, 10/15/2031	1,190	1,427
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2031	3,070	3,713
Series A, Rev., 5.00%, 6/1/2032	2,500	3,007

		8,718

Transportation — 2.0%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,525
Series A, Rev., 5.00%, 6/15/2029	5,350	6,258
Series A, Rev., 5.00%, 6/15/2031	4,750	5,514
New Jersey Turnpike Authority Series C-6, Rev., VRDO, 2.00%, 1/1/2020(b)	10,000	10,085
South Jersey Transportation Authority
Series 2019A, Rev., AGM, 5.00%, 11/1/2029	1,700	2,170
Series 2019A, Rev., AGM, 5.00%, 11/1/2030	1,500	1,904
Series 2019A, Rev., AGM, 5.00%, 11/1/2031	1,500	1,896
Series 2019A, Rev., AGM, 5.00%, 11/1/2032	1,000	1,258

		32,610

Total New Jersey		63,344

New Mexico — 0.2%
General Obligation — 0.2%
County of Sandoval
GO, 5.00%, 8/1/2024	1,100	1,286
GO, 5.00%, 8/1/2025	500	601
GO, 5.00%, 8/1/2026	650	800

		2,687

Other Revenue — 0.0%(d)
New Mexico Finance Authority, Senior Lien Public Project Series 2103B, Rev., 5.00%, 6/1/2021	800	846

Total New Mexico		3,533

New York — 7.6%
Education — 1.1%
New York State Dormitory Authority
Series 2019A, Rev., 5.00%, 7/1/2027	4,630	5,872
Series 2014C, Rev., 5.00%, 3/15/2031	400	460
New York State Dormitory Authority, Columbia University Series 2015B, Rev., 5.00%, 10/1/2021	585	628
New York State Dormitory Authority, Memorial Sloan, Kettering Cancer Center Series 1, Rev., 4.00%, 7/1/2031	4,255	5,091
New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,971
New York State Dormitory Authority, The New School Series 2015A, Rev., 5.00%, 7/1/2024	1,100	1,273

		17,295

General Obligation — 1.3%
Bedford Central School District GO, 5.00%, 11/15/2022	2,410	2,686
City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	642
City of New York, Fiscal Year 2012 Subseries G-1, GO, 5.00%, 4/1/2020(e)	3,860	3,911
County of Orange, Public Improvement
Series B, GO, 5.00%, 3/1/2021	1,510	1,585
GO, 5.00%, 2/1/2023	1,000	1,122
County of Suffolk, Longwood Central School District
GO, 5.00%, 6/15/2026	365	455
GO, 5.00%, 6/15/2027	795	988
Hampton Bays Union Free School District GO, 5.00%, 9/15/2022	2,025	2,238
State of New York Series 2019A, GO, 5.00%, 3/1/2026	3,250	4,023
Town of East Hampton
GO, 5.00%, 5/15/2021	1,000	1,058
GO, 5.00%, 5/15/2023	1,000	1,138
White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,820

		21,666

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.2%
Build Resource Corp., The New York Methodist Hospital Project Rev., 5.00%, 7/1/2021	550	582
Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series 2014B, Rev., 5.00%, 7/1/2023	800	896
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,238

		2,716

Industrial Development Revenue/Pollution Control Revenue — 0.2%
New York State Energy Research and Development Authority, Pollution Control, Electric and Gas Corp., Project Series C, Rev., VRDO, 2.00%, 5/1/2020(b)	3,000	3,006

Other Revenue — 2.1%
Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center Series 2016A, Rev., 5.00%, 7/15/2020	500	511
City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project Rev., 5.00%, 8/1/2020	500	512
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Series B, Rev., 5.00%, 2/1/2020	2,750	2,767
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series A, Subseries A-1, Rev., 5.00%, 11/1/2020	3,700	3,833
New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2026	5,000	6,052
New York State Dormitory Authority,
State Sales Tax Series A, Rev., 5.00%, 3/15/2021	2,000	2,100
Series 2017A, Rev., 5.00%, 3/15/2024	6,135	7,119
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Investments
Series 2015A, Rev., 5.00%, 10/15/2022	4,800	5,341
Series 2015A, Rev., 5.00%, 10/15/2025	4,500	5,325
Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	474

		34,034

Prerefunded — 0.3%
Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center Rev., 6.38%, 7/15/2043(e)	4,305	4,332

Special Tax — 0.1%
New York State Dormitory Authority, Personal Income Tax Series 2011G, Rev., 5.00%, 8/15/2021	1,110	1,183

Transportation — 2.2%
Buffalo and Fort Erie Public Bridge Authority, Toll Bridge System
Rev., 5.00%, 1/1/2020	465	466
Rev., 5.00%, 1/1/2021	815	850
Metropolitan Transportation Authority
Series D-1, Rev., VRDO, (ICE LIBOR USD 1 Month + 0.65%), 1.84%, 1/1/2020(c)	4,790	4,809
Subseries A-1, Rev., 5.00%, 11/15/2020	1,435	1,486
Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,515
Metropolitan Transportation Authority, Green Bonds Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,576
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	10,096
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport
Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	325
Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	329
Port Authority of New York and New Jersey Rev., AMT, 5.00%, 9/15/2023	4,325	4,897
Triborough Bridge and Tunnel Authority Series A, Rev., 5.00%, 11/15/2024	3,290	3,722

		35,071

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility — 0.1%
Long Island Power Authority, Electric System
Series 2017, Rev., 5.00%, 9/1/2025	500	600
Series 2017, Rev., 5.00%, 9/1/2027	500	625
Series 2017, Rev., 5.00%, 9/1/2028	750	936

		2,161

Total New York		121,464

North Carolina — 2.0%
Education — 0.4%
University of North Carolina, Chapel Hill Series B, Rev., VRDO, (ICE LIBOR USD 1 Month + 0.40%), 1.59%, 1/1/2020(c)	5,750	5,755
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	505

		6,260

General Obligation — 0.6%
State of North Carolina Series D, GO, 4.00%, 6/1/2020	9,670	9,809

Hospital — 0.9%
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., VRDO, 2.55%, 6/1/2026(b)	13,805	14,369

Other Revenue — 0.1%
State of North Carolina Series 2017B, Rev., 5.00%, 5/1/2022	700	764

Total North Carolina		31,202

Ohio — 2.4%
Education — 0.1%
Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series A, Rev., 4.00%, 12/1/2019	535	535
Ohio Higher Educational Facility Commission, Oberlin College Rev., 5.00%, 10/1/2020	1,000	1,032

		1,567

General Obligation — 0.4%
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	227
Cuyahoga Ohio Community College District, Facilities Construction and Improvement Bonds
GO, 5.00%, 12/1/2028	2,300	2,798
Series 2018, GO, 4.00%, 12/1/2032	1,250	1,403
Lexington Local School District, School Facilities Construction and Improvement Series A, GO, 4.00%, 10/1/2031	1,050	1,223

		5,651

Hospital — 1.3%
Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	375	400
County of Allen, Hospital Facilities, Mercy Health Series B, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.75%), 1.85%, 12/10/2019(c)	10,800	10,806
County of Lake, Hospital Facilities, Lake Hospital System, Inc.
Rev., 5.00%, 8/15/2023	1,445	1,620
Rev., 5.00%, 8/15/2024	1,655	1,905
Franklin County, Hospital Facilities, OhioHealth Corp. Series B, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.43%), 1.53%, 12/10/2019(c)	4,000	4,008
State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 1.28%, 12/2/2019(b)	2,500	2,500

		21,239

Other Revenue — 0.2%
City of Cleveland, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2024	200	234
Series 2018A, Rev., 5.00%, 10/1/2025	150	180
Series 2018A, Rev., 5.00%, 10/1/2027	250	312
Series 2018A, Rev., 5.00%, 10/1/2028	250	314
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project
Rev., 5.00%, 12/1/2025	250	294
Rev., 5.00%, 12/1/2026	625	747
Rev., 5.00%, 12/1/2029	800	986

		3,067

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility — 0.3%
American Municipal Power, Inc. Series 2019A, Rev., VRDO, 2.30%, 2/15/2022(b)	5,000	5,075

Water & Sewer — 0.1%
Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati
Series 2013A, Rev., 5.00%, 12/1/2019	640	640
Series A, Rev., 5.00%, 12/1/2021	1,375	1,480

		2,120

Total Ohio		38,719

Oklahoma — 1.1%
Education — 1.1%
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	429
Rev., 5.00%, 9/1/2026	820	984
Rev., 5.00%, 9/1/2027	1,250	1,527
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2019, Rev., 5.00%, 6/1/2025	3,050	3,611
Custer County Economic Development Authority, Thomas Fay Public Schools
Rev., 4.00%, 12/1/2025	700	793
Rev., 4.00%, 12/1/2027	1,255	1,440
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	465
Rev., 5.00%, 9/1/2029	1,175	1,451
Grady County School Finance Authority, Tuttle Public Schools Project
Rev., 4.00%, 9/1/2029	300	356
Rev., 4.00%, 9/1/2030	430	507
Rev., 4.00%, 9/1/2031	860	1,011
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	500	552
Rev., 5.00%, 10/1/2023	355	404
Rev., 5.00%, 10/1/2025	1,000	1,196
Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project Rev., 5.00%, 9/1/2021	2,000	2,131

		16,857

Other Revenue — 0.0%(d)
Cleveland County Justice Authority, Sales Tax, Detention Facility Project Rev., 4.00%, 3/1/2020	500	501

Total Oklahoma		17,358

Oregon — 0.2%
Transportation — 0.2%
Port of Portland, International Airport
Series 23, Rev., 5.00%, 7/1/2023	1,000	1,132
Series 23, Rev., 5.00%, 7/1/2024	1,595	1,859

		2,991

Water & Sewer — 0.0%(d)
City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	46

Total Oregon		3,037

Pennsylvania — 6.0%
Education — 0.7%
Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series 2015C, Rev., 5.00%, 10/1/2022	5,055	5,598
State Public School Building Authority, Community College of Philadelphia Project
Rev., 5.00%, 6/15/2021	2,760	2,908
Rev., 5.00%, 6/15/2024	2,625	3,009

		11,515

General Obligation — 1.9%
Armstrong School District
Series 2019A, GO, 5.00%, 3/15/2027	745	908
Series A, GO, 5.00%, 3/15/2028	1,125	1,395
Series 2019A, GO, 5.00%, 3/15/2029	915	1,153
Series 2019A, GO, 5.00%, 3/15/2030	900	1,128
Series 2019A, GO, 5.00%, 3/15/2031	900	1,122
Commonwealth of Pennsylvania Series 2011, GO, 4.00%, 11/15/2028	5,000	5,241
County of Chester GO, 4.00%, 7/15/2028	2,500	3,014
County of Northampton
Series A, GO, 4.00%, 10/1/2026	750	870
Series A, GO, 4.00%, 10/1/2027	1,565	1,808
Series A, GO, 4.00%, 10/1/2028	920	1,058

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Westmoreland Series A, GO, 5.00%, 8/15/2028	3,000	3,817
Dallas School District
Series 2019, GO, AGM, 5.00%, 10/15/2025	200	240
Series 2019, GO, AGM, 5.00%, 10/15/2026	350	428
Series 2019, GO, AGM, 5.00%, 10/15/2027	50	62
Series 2019, GO, AGM, 5.00%, 10/15/2028	25	32
Series 2019, GO, AGM, 5.00%, 10/15/2029	600	772
Series 2019, GO, AGM, 5.00%, 10/15/2030	1,000	1,280
Series 2019, GO, AGM, 5.00%, 10/15/2031	1,010	1,288
Series 2019, GO, AGM, 5.00%, 10/15/2032	1,850	2,344
Schuylkill Valley School District GO, 5.00%, 4/1/2022	350	380
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	658
Series 2019B, GO, 4.00%, 10/1/2029	420	478

		29,476

Hospital — 0.4%
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2023	1,000	1,128
Rev., 5.00%, 11/1/2024	1,000	1,157
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,162
Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,667
Southcentral General Authority, Wellspan Health Obligation Group Series 2014A, Rev., 5.00%, 6/1/2024	380	441

		5,555

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Lehigh County Industrial Development Authority, Pollution Control
Series 2016B, Rev., VRDO, 1.80%, 8/15/2022(b)	4,000	4,040
Series 2016A, Rev., VRDO, 1.80%, 9/1/2022(b)	2,500	2,514

		6,554

Other Revenue — 0.1%
Commonwealth Financing Authority Series 2019B, Rev., 5.00%, 6/1/2031	500	645
Commonwealth Financing Authority, Tobacco Master Settlement Payment Series 2018, Rev., 5.00%, 6/1/2022	555	602
Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project Rev., VRDO, 2.00%, 4/30/2020(b)	1,000	1,000

		2,247

Transportation — 0.9%
Pennsylvania Turnpike Commission
Series A-1, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.60%), 1.70%, 12/10/2019(c)	13,000	13,066
Series A, Rev., 5.00%, 12/1/2021	655	704

		13,770

Water & Sewer — 1.6%
Allegheny County Sanitary Authority, Sewer
Rev., 5.00%, 12/1/2021	3,500	3,762
Rev., 5.00%, 12/1/2022	3,000	3,333
Rev., 5.00%, 12/1/2023	4,000	4,583
Charleroi Borough Authority, Water System
Rev., AGM, 4.00%, 12/1/2024	175	196
Rev., AGM, 4.00%, 12/1/2025	150	169
Rev., AGM, 4.00%, 12/1/2026	100	114
Rev., AGM, 4.00%, 12/1/2027	125	144
City of Philadelphia, Water and Wastewater
Series 2013A, Rev., 5.00%, 1/1/2020	8,530	8,556
Series A, Rev., 5.00%, 7/1/2022	1,510	1,658
Series 2014A, Rev., 5.00%, 7/1/2024	2,595	3,030
Pittsburgh Water & Sewer Authority Series A, Rev., 5.00%, 9/1/2023	270	306

		25,851

Total Pennsylvania		94,968

Rhode Island — 0.0%(d)
Transportation — 0.0%(d)
Rhode Island Commerce Corp., Department of Transportation Series 2016-A, Rev., GRAN, 5.00%, 6/15/2022	25	27

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
South Carolina — 0.1%
Other Revenue — 0.1%
County of Charleston Rev., 5.00%, 12/1/2019	1,000	1,000

South Dakota — 0.1%
Education — 0.1%
South Dakota Health and Educational Facilities Authority
Series B, Rev., 4.00%, 11/1/2020	625	641
Series B, Rev., 4.00%, 11/1/2021	500	525
Series B, Rev., 5.00%, 11/1/2022	375	414

		1,580

Other Revenue — 0.0%(d)
South Dakota State Building Authority Series B, Rev., 5.00%, 6/1/2021	485	513

Total South Dakota		2,093

Tennessee — 0.7%
General Obligation — 0.5%
County of Rutherford Series A, GO, 5.00%, 4/1/2026	1,165	1,389
State of Tennessee Series A, GO, 4.00%, 8/1/2025	7,000	7,524

		8,913

Other Revenue — 0.0%(d)
Metropolitan Government of Nashville and Davidson, County Sports Authority, Public Improvement Rev., 5.00%, 7/1/2020	5	5

Utility — 0.2%
Tennessee Energy Acquisition Corp., Gas Project
Series A, Rev., 4.00%, 5/1/2022	1,460	1,539
Series A, Rev., 4.00%, 5/1/2023	1,400	1,503

		3,042

Total Tennessee		11,960

Texas — 10.9%
Education — 0.9%
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,150
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	306
Series 2018C, Rev., 5.00%, 8/1/2027	200	250
Series 2018C, Rev., 5.00%, 8/1/2029	325	403
Austin Community College District, Combined Fee Series 2014A, Rev., 5.00%, 2/1/2021	790	824
County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital Series 3, Rev., VRDO, (ICE LIBOR USD 1 Month + 0.85%), 2.00%, 12/10/2019(c)	7,500	7,503
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	2,220
Southwest Higher Education Authority, Inc., Southern Methodist University Project
Series 2017, Rev., 5.00%, 10/1/2021	425	454
Series 2017, Rev., 5.00%, 10/1/2022	400	442
Series 2017, Rev., 5.00%, 10/1/2023	400	456

		14,008

General Obligation — 3.4%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,338
City of Abilene, Taylor and Jones Counties GO, 5.00%, 2/15/2021	475	496
City of Colony GO, 5.00%, 8/15/2020	610	627
City of Denton GO, 5.00%, 2/15/2023	1,045	1,169
City of El Paso, Refunding and Improvement
GO, 5.00%, 8/15/2021	530	563
GO, 5.00%, 8/15/2025	4,035	4,812
City of Galveston GO, 4.00%, 5/1/2024	635	705
City of Houston, Public Improvement
Series A, GO, 5.00%, 3/1/2021	3,000	3,143
Series A, GO, 5.00%, 3/1/2025	1,195	1,413
College of the Mainland GO, 4.00%, 8/15/2034	2,860	3,265
Counties of Harris and Fort Bend, Houston Community College System, Limited Tax GO, 5.00%, 2/15/2026	1,000	1,114

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Nueces GO, 1.95%, 2/15/2026	5,000	5,000
Forney Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,531
Galveston County, Unlimited Tax Road
Series 2017, GO, 4.00%, 2/1/2024	980	1,085
Series 2017, GO, 4.00%, 2/1/2025	800	905
Georgetown Independent School District
Series C, GO, PSF-GTD, 4.00%, 8/15/2032	2,165	2,515
Series C, GO, PSF-GTD, 4.00%, 8/15/2033	2,315	2,681
Series C, GO, PSF-GTD, 4.00%, 8/15/2034	1,465	1,690
Harris County Fresh Water Supply District No. 61 Series 2019, GO, AGM, 3.00%, 9/1/2025	530	567
Hereford Independent School District, School Building
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,645
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,702
GO, PSF-GTD, 4.00%, 2/15/2030	1,000	1,140
GO, PSF-GTD, 4.00%, 2/15/2031	700	793
Katy Independent School District, School Building GO, PSF-GTD, 4.00%, 2/15/2027	290	314
Lewisville Independent School District, School Building
GO, PSF-GTD, 5.00%, 8/15/2025	750	852
GO, PSF-GTD, 5.00%, 8/15/2026	750	851
GO, PSF-GTD, 5.00%, 8/15/2027	650	737
Pasadena Independent School District Series A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,142
Pharr San Juan Alamo Independent School District Series 2015ISD, GO, PSF-GTD, 4.00%, 2/1/2030	4,000	4,430
Richardson Independent School District Series 2019, GO, PSF-GTD, 5.00%, 2/15/2029	3,165	3,999
S & S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	682
Southside Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2022	250	275

		54,181

Hospital — 0.2%
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017B, Rev., VRDO, 2.20%, 12/10/2019(b)	1,750	1,773
Series 2017A, Rev., 5.00%, 10/15/2022	250	273
Series 2017A, Rev., 5.00%, 10/15/2028	250	295
Series 2017A, Rev., 5.00%, 10/15/2029	500	587
Series 2017A, Rev., 5.00%, 10/15/2031	1,000	1,164

		4,092

Other Revenue — 4.4%
Austin Convention Enterprises, Inc., Convention Center Hotel First Tier
Series 2017A, Rev., 5.00%, 1/1/2021	500	519
Series 2017A, Rev., 5.00%, 1/1/2022	750	804
Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier Series 2017B, Rev., 5.00%, 1/1/2021	800	828
Lower Colorado River Authority Series B, Rev., 5.00%, 5/15/2023	4,700	5,118
Old Spanish Trail-Almeda Corridors Redevelopment Authority Rev.,, 4.00%, 9/1/2031	835	954
State of Texas Rev., TRAN, 4.00%, 8/27/2020	60,000	61,249

		69,472

Prerefunded — 0.0%(d)
Lower Colorado River Authority Series B, Rev., 5.00%, 5/15/2023(e)	60	66

Transportation — 1.1%
Central Texas Regional Mobility Authority, Subordinated Lien Rev., BAN, 4.00%, 1/1/2022	1,545	1,604
City of Austin, Airport System
Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,331

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	707
Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	759
Grand Parkway Transportation Corp. Rev., BAN, 5.00%, 2/1/2023	10,000	11,100
North Texas Tollway Authority System, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,810

		18,311

Utility — 0.7%
City of Cedar Park, Utility System Rev., 5.00%, 8/15/2022	560	615
City of San Antonio, Electric and Gas Systems Series B, Rev., 2.00%, 12/1/2021(b)	6,480	6,539
City of Victoria, Utility System Rev., 2.50%, 12/1/2019	150	150
Texas Municipal Gas Acquisition and Supply Corp. I Series D, Rev., 6.25%, 12/15/2026	1,705	1,983
West Travis County Public Utility Agency
Series 2017, Rev., 5.00%, 8/15/2022	545	598
Series 2017, Rev., 5.00%, 8/15/2023	325	367
Series 2017, Rev., 5.00%, 8/15/2027	350	434

		10,686

Water & Sewer — 0.2%
City of Galveston, Waterworks and Sewer System
Rev., 5.00%, 5/1/2020	245	249
Rev., 5.00%, 5/1/2021	265	279
City of Garland, Water & Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,248
North Harris County, Regional Water Authority, Senior Lien Rev., 5.00%, 12/15/2019	1,035	1,036

		2,812

Total Texas		173,628

Utah — 1.3%
General Obligation — 0.3%
State of Utah GO, 5.00%, 7/1/2021	4,925	5,225

Other Revenue — 0.9%
Utah Infrastructure Agency, Telecommunication Revenue Series A, Rev., 5.00%, 10/15/2025	10,380	12,000
West Valley City Municipal Building Authority
Rev., AGM, 4.00%, 2/1/2024	500	551
Rev., AGM, 5.00%, 2/1/2025	250	294
Rev., AGM, 5.00%, 2/1/2027	720	883
Rev., AGM, 5.00%, 2/1/2029	1,070	1,301

		15,029

Transportation — 0.1%
Salt Lake City Corp. Airport Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,091

Total Utah		21,345

Vermont — 0.1%
Education — 0.1%
University of Vermont and State Agricultural College
Rev., 5.00%, 10/1/2021	750	802
Rev., 5.00%, 10/1/2022	855	944

		1,746

Other Revenue — 0.0%(d)
Vermont Municipal Bond Bank Series 3, Rev., 5.00%, 12/1/2021	400	430

Total Vermont		2,176

Virginia — 2.9%
Education — 1.7%
Virginia College Building Authority, 21st Century College and Equipment Programs
Series 2017E, Rev., 5.00%, 2/1/2027	20,000	24,847
Series 2017C, Rev., 5.00%, 2/1/2028	1,000	1,245

		26,092

General Obligation — 0.7%
County of Fairfax, Public Improvement Series 2019A, GO, 4.00%, 10/1/2026	7,715	9,091
Loudoun County, Public Improvement Series A, GO, 5.00%, 12/1/2026	1,930	2,343

		11,434

Transportation — 0.1%
Virginia Resources Authority, Infrastructure Series C, Rev., 5.00%, 11/1/2027	1,235	1,531

Water & Sewer — 0.4%
Fairfax County Water Authority, Water Series B, Rev., 5.25%, 4/1/2024	5,615	6,585

Total Virginia		45,642

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Washington — 1.4%
General Obligation — 0.1%
King County Public Hospital District No. 2, Evergreenhealth GO, 5.00%, 12/1/2019	870	870

Hospital — 1.3%
Washington Health Care Facilities Authority, Commonspirit Health Series B-3, Rev., 5.00%, 8/1/2026(b)	17,000	20,110

Utility — 0.0%(d)
Snohomish County Public Utility District No. 1 Rev., 5.00%, 12/1/2025	500	604

Total Washington		21,584

West Virginia — 0.2%
Utility — 0.2%
West Virginia Economic Development Authority, Appalachian Power Co. - AMOS Project Series 2009A, Rev., VRDO, 2.63%, 6/1/2022(b)	2,905	2,979

Wisconsin — 1.7%
Education — 0.1%
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	386
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 5.00%, 12/15/2020	1,250	1,295

		1,681

General Obligation — 1.6%
City of Racine GO, 4.00%, 12/1/2025	300	342
Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	251
State of Wisconsin
Series A, GO, 5.00%, 5/1/2026	5,050	6,036
Series 1, GO, 5.00%, 11/1/2026	1,135	1,411
Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,889
Wauwatosa School District, School Building and Improvement
Series 2019A, GO, 5.00%, 3/1/2027	5,025	6,274
Series 2019A, GO, 5.00%, 3/1/2029	6,025	7,445

		24,648

Total Wisconsin		26,329

TOTAL MUNICIPAL BONDS (Cost $1,486,001)		1,528,593

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(d)
FNMA, REMIC Series 2002-36, Class FS, 2.21%, 6/25/2032(b) (Cost $144)	144	145

	Shares (000)
SHORT-TERM INVESTMENTS — 3.9%
INVESTMENT COMPANIES — 3.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04%(h)(i) (Cost $62,607)	62,608	62,608

Total Investments — 99.8% (Cost $1,548,752)		1,591,346
Other Assets Less Liabilities — 0.2%		3,110

Net Assets — 100.0%		1,594,456

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2019.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Security is prerefunded or escrowed to maturity.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2019.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$62,608	$1,528,738	$—	$1,591,346

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into or out of level 3 for the period ended November 30, 2019.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04%(a)(b)	$47,778	$550,043	$535,216	$2	$1	$62,608	62,608	$901	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.